Offerings	Oct. 31, 2025 USD ($) shares $ / shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	16,915,502
Proposed Maximum Offering Price per Unit | $ / shares	86.01
Maximum Aggregate Offering Price	$ 1,454,902,327
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 200,922.01
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers (i) such additional number of shares of common stock, par value $0.01 per share (“Common Stock”), of Qnity Electronics, Inc. (the “Company”) issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement.
(2) Represents shares of Common Stock that may be offered or delivered pursuant to the Qnity Electronics, Inc. Equity and Incentive Plan.
(3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on the New York Stock Exchange as reported on October 27, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit | $ / shares	86.01
Maximum Aggregate Offering Price	$ 17,202,000
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 2,375.6
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers (i) such additional number of shares of common stock, par value $0.01 per share (“Common Stock”), of Qnity Electronics, Inc. (the “Company”) issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement.
(3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on the New York Stock Exchange as reported on October 27, 2025.
(4) Represents shares of Common Stock that may be offered or delivered pursuant to the Qnity Electronics, Inc. Stock Accumulation and Deferred Compensation Plan for Directors.